General (Schedule Of Total Purchase Price Of Acquisition) (Details) (Wavion [Member], USD $) In Thousands, unless otherwise specified	Nov. 23, 2011
Wavion [Member]
Cash	$ 25,715
Earn out	2,718	[1]
Total purchase price	$ 28,433

[1]	Earn out was based on performance milestones for the period from acquisition date through December 31, 2012. The actual Earn out was paid in the year ended December 31, 2012 and amounted to $ 2,718.